N-2	6 Months Ended
May 31, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001074540
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Municipal Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust seeks to provide current income exempt from regular federal income tax.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	39,667,163